Net Income Per Common Share (Tables)	12 Months Ended
Dec. 31, 2011
Net Income Per Common Share [Abstract]
Computation of net income per common share

	2011	2010	2009
Basic
Average common shares outstanding	103,471,323	107,021,624	113,514,399

Net income	$441,860	$462,485	$435,848
Less net income allocated to unvested restricted shares	(4,825)	(4,817)	(4,504)

Net income allocated to common shares	$437,035	$457,668	$431,344

Net income per common share	$4.22	$4.28	$3.80

Diluted
Average common shares outstanding	103,471,323	107,021,624	113,514,399
Stock options and other contingently issuable shares (a)	2,200,650	1,763,893	943,089

Average common shares outstanding assuming dilution	105,671,973	108,785,517	114,457,488

Net income	$441,860	$462,485	$435,848
Less net income allocated to unvested restricted shares assuming dilution	(4,756)	(4,749)	(3,679)

Net income allocated to common shares assuming dilution	$437,104	$457,736	$432,169

Net income per common share	$4.14	$4.21	$3.78

(a)	Stock options and other contingently issuable shares excludes 101,260, 1,544,620 and 4,759,922 shares at December 31, 2011, 2010 and 2009, respectively, due to their anti-dilutive effect.